Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (116.0%)

Aerospace & Defense (4.0%)
$ 478	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$492,650

1,600	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	1,662,555

565	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ 103.38)(1)	(BB-, B1)	06/15/33	6.750	590,287

391	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(BB-, B1)	02/01/29	7.500	408,029

600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(BB-, B1)	11/15/30	8.750	647,755

552	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.19)(1)	(BB-, Ba2)	06/15/33	6.375	570,359

536	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ 103.38)(1)	(B, B2)	02/01/32	6.750	549,612

125	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ 102.94)(1)	(BB-, Ba3)	11/01/33	5.875	125,221

840	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	859,813

440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	453,493

					6,359,774

Air Transportation (0.2%)

369	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 103.19)(1),(2)	(B, B3)	02/01/30	6.375	359,969

Auto Parts & Equipment (5.4%)

102	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/28 @ 103.75)(1)	(BB, B2)	02/15/33	7.500	105,608

286	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 10/10/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	293,582

362	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.50)(1)	(BB, Ba3)	08/01/30	7.000	372,938

410	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.69)(1)	(BB, Ba3)	08/01/33	7.375	423,356

312	American Axle & Manufacturing, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/28 @ 103.19)(1)	(BB, Ba2)	10/15/32	6.375	311,527

437	American Axle & Manufacturing, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ 103.88)(1)	(B+, B3)	10/15/33	7.750	440,517

1,220	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ 103.38)(1)	(B, Caa1)	09/15/32	6.750	1,247,688

631	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	671,934

1,825	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 100.00)(1)	(CCC, Caa1)	02/01/28	8.000	1,806,536

1,530	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	1,604,912

1,222	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	1,261,944

					8,540,542

Brokerage (0.6%)

945	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	993,863

Building & Construction (3.9%)

1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 100.00)(1)	(B+, Ba2)	02/01/28	5.750	999,197

1,442	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/10/25 @ 101.66)(1)	(BBB-, NR)	08/15/29	6.625	1,448,165

1,380	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B, B3)	01/31/31	8.625	1,481,862

434	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	449,940

723	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)(1)	(B+, B2)	03/01/33	6.750	751,872

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building & Construction (continued)
$ 369	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/28 @ 103.13)(1)	(BB+, Ba3)	08/01/33	6.250	$374,083

705	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB+, Ba3)	08/15/32	6.500	724,209

					6,229,328

Building Materials (6.3%)

377	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	383,874

1,500	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	1,567,960

640	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/30 @ 103.38)(1)	(BB-, Ba2)	05/15/35	6.750	669,045

142	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 103.28)(1)	(B-, B3)	08/01/28	8.750	137,349

735	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B-, B3)	08/15/29	9.500	712,244

1,606	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/09/25 @ 101.50)(1),(2)	(CCC+, Caa2)	03/01/29	6.000	1,628,859

800	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 100.83)(1)	(BB, Ba1)	01/15/28	5.000	795,119

532	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	550,537

1,287	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	1,322,654

1,819	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 104.75)(1),(2)	(CCC, Caa2)	04/15/30	9.500	1,491,126

748	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 100.00)(1),(2)	(CCC+, Caa1)	10/15/28	6.875	746,052

					10,004,819

Cable & Satellite TV (1.7%)

1,856	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 100.00)(1),(3),(4)	(D, Caa2)	01/15/29	0.000	1,597,320

200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 101.28)(1),(3),(4)	(D, Caa2)	07/15/29	0.000	171,810

200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 101.38)(1),(3),(4)	(D, Caa2)	10/15/29	0.000	173,987

800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	762,696

					2,705,813

Chemicals (4.0%)

477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	490,573

533	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	541,653

515	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 100.00)(1)	(BB, B1)	09/01/28	3.875	499,546

600	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 101.88)(1)	(B-, B2)	05/15/28	4.750	525,760

800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 101.31)(1),(5)	(CCC, Caa2)	05/15/29	5.250	545,669

607	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	618,056

1,600	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 101.16)(1),(2)	(B, Caa1)	03/15/29	4.625	1,044,773

400	Tronox, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/27 @ 104.56)(1),(2)	(BB-, NR)	09/30/30	9.125	392,077

1,915	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 104.50)(1),(2)	(CCC, Caa3)	02/15/30	9.000	1,083,689

690	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B2)	03/01/31	7.375	704,019

					6,445,815

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Diversified Capital Goods (2.5%)
$ 762	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	$710,731

1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 101.66)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,206,587

600	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, Ba3)	12/15/27	4.375	592,122

500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	515,264

916	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ 103.88)(1),(2)	(B+, NR)	07/15/30	7.750	926,855

					3,951,559

Electronics (1.3%)

1,015	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ 103.25)(1)	(B-, B2)	12/01/29	6.500	1,033,594

950	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1),(2)	(BB+, Ba2)	07/15/32	6.625	984,122

					2,017,716

Energy - Exploration & Production (7.3%)

425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/10/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	441,056

879	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	898,741

211	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 104.81)(1)	(BB-, B1)	06/15/33	9.625	222,119

1,477	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,417,490

450	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ 103.63)(1)	(BB, B1)	03/01/32	7.250	467,198

2,050	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,225,890

203	Excelerate Energy LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 104.00)(1)	(BB+, NR)	05/15/30	8.000	216,218

626	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)(1)	(BB-, B1)	04/15/32	6.500	632,374

841	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ 103.94)(1)	(B+, B1)	10/15/33	7.875	838,134

3,153	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 102.03)(1)	(B+, B1)	03/01/28	8.125	3,208,370

294	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)(1)	(B+, B1)	06/15/31	8.750	304,159

720	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 101.38)(1)	(B+, B3)	10/15/29	5.500	705,110

					11,576,859

Environmental (0.6%)

223	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba2)	02/01/31	6.375	228,526

340	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes (Callable 07/01/28 @ 106.00)(1)	(B-, B3)	07/01/32	12.000	353,520

391	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)(1)	(B-, B3)	02/01/33	7.000	405,928

					987,974

Food - Wholesale (1.6%)

500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/10/25 @ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	499,301

1,133	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/10/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,144,852

885	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	907,614

					2,551,767

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming (2.1%)
$ 1,032	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	$1,061,806

218	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	222,499

526	Light & Wonder International, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ 103.13)(1)	(B+, B2)	10/01/33	6.250	527,246

1,500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)(1)	(BB-, B1)	05/15/27	5.250	1,498,609

					3,310,160

Gas Distribution (2.6%)

113	Antero Midstream Partners LP/Antero Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ 102.88)(1)	(BB+, Ba3)	10/15/33	5.750	112,574

272	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 100.00)(1)	(B+, B2)	07/15/26	6.625	272,315

200	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	210,494

286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	302,917

400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94)(1)	(BBB-, Ba2)	03/01/28	5.875	407,687

692	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ 103.38)(1)	(BB, Ba2)	03/15/33	6.750	723,204

210	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	205,257

600	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	593,178

1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	1,339,734

					4,167,360

Health Facility (0.2%)

364	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ 103.25)(1)	(B+, B2)	04/01/33	6.500	378,780

Health Services (3.0%)

1,497	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 103.25)(1)	(BB-, B1)	01/15/31	6.500	1,503,239

2,246	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,227,723

1,046	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	1,040,045

					4,771,007

Hotels (1.0%)

330	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 102.88)(1)	(BB+, Ba2)	09/15/33	5.750	334,632

30	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1),(2)	(BB+, Ba2)	04/01/29	5.875	30,677

1,063	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.25)(1)	(BB, Ba3)	06/15/33	6.500	1,095,507

181	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB, Ba3)	04/01/32	6.500	186,232

					1,647,048

Insurance Brokerage (5.7%)

1,069	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	1,088,595

333	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)(1)	(B, B2)	10/01/31	6.500	340,886

400	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19)(1)	(B+, B1)	02/15/29	6.375	408,025

1,675	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	1,725,866

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$ 800	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63)(1)	(B+, B1)	06/15/30	7.250	$834,673

1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,051,561

1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ 103.44)(1)	(CCC, Caa2)	10/01/33	6.875	1,194,460

184	Nassau Cos. of New York, Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.94)(1)	(BB-, NR)	07/15/30	7.875	188,072

2,115	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,201,171

					9,033,309

Investments & Misc. Financial Services (8.7%)

2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,096,949

600	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ 103.25)	(BB+, Ba2)	05/15/32	6.500	621,484

106	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 102.81)(1)	(BB+, Ba2)	08/15/30	5.625	107,471

30	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/28 @ 103.00)(1)	(BB+, Ba2)	08/15/33	6.000	30,742

3,125	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	3,317,484

1,018	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 101.31)(1)	(B-, B3)	04/15/29	5.250	940,937

814	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B-, B3)	01/15/32	5.000	729,983

868	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B, B2)	09/15/31	6.750	889,523

1,309	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 101.00)(1)	(B, B2)	06/15/29	4.000	1,219,662

1,389	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ 103.44)(1)	(BB-, Ba3)	07/15/32	6.875	1,430,985

1,680	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	1,738,459

704	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31)(1)	(BB, Ba2)	04/01/33	6.625	721,904

					13,845,583

Machinery (3.9%)

815	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba2)	01/01/30	7.500	849,137

1,732	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.06)(1)	(BB-, Ba3)	06/01/33	6.125	1,774,509

1,992	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 100.00)(1)	(B, B3)	07/31/27	5.750	1,977,544

575	Griffon Corp., Global Company Guaranteed Notes (Callable 10/30/25 @ 100.96)	(B+, B1)	03/01/28	5.750	575,437

800	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)(2)	(BB, Ba1)	02/15/29	6.250	821,200

151	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	162,150

					6,159,977

Media - Diversified (0.0%)

28	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	3

46	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	5

14	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	2

14	Technicolor Creative Studios SA (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	2

					12

Media Content (0.2%)

400	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	362,757

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (5.1%)
$ 689	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38)(1)	(BB-, B1)	03/31/33	6.750	$710,266

1,306	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1),(2)	(BB-, Ba3)	08/15/32	6.375	1,336,096

1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 103.25)(1),(2)	(B+, B1)	02/15/30	6.500	1,797,750

2,120	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	2,249,557

800	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1),(2)	(BB-, B2)	06/01/31	4.500	754,712

510	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	492,472

740	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)(1)	(BB, B1)	01/30/30	6.875	767,952

					8,108,805

Oil Field Equipment & Services (0.1%)

225	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ 103.13)(1)	(B+, B1)	10/01/33	6.250	226,189

Oil Refining & Marketing (2.3%)

1,166	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B1)	01/15/32	8.250	1,230,702

253	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ 102.94)(1)	(BB+, Ba1)	03/15/34	5.875	250,974

600	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	630,199

225	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 103.13)(1)	(BB+, Ba1)	07/01/33	6.250	229,184

750	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/10/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	773,656

540	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	562,929

					3,677,644

Packaging (5.4%)

460	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 100.75)(1),(5)	(CCC, Caa2)	09/01/29	3.000	500,193

400	Ball Corp., Global Company Guaranteed Notes (Callable 10/15/25 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	407,922

1,129	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.38)(1)	(BB-, Ba3)	07/15/30	6.750	1,150,869

159	Crown Americas LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 102.94)(1)	(BB+, Ba2)	06/01/33	5.875	160,751

1,010	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 10/10/25 @ 102.31)(1)	(CCC+, Caa2)	04/15/27	9.250	1,013,219

1,700	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	1,718,856

279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B3)	05/15/31	7.250	284,573

544	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ 104.75)(1)	(B-, B3)	05/15/30	9.500	535,293

1,718	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	1,833,915

768	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 101.03)(1)	(BB-, Ba3)	04/15/29	4.125	744,778

318	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	342,331

					8,692,700

Personal & Household Products (1.3%)

400	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)(1)	(BB, Ba3)	10/15/28	7.375	415,243

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Personal & Household Products (continued)
$ 700	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BBB-, Ba1)	02/16/31	6.750	$729,959

527	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ 103.00)(1)	(B, B2)	09/15/33	6.000	515,138

341	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ 102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	346,161

114	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ 103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	116,869

					2,123,370

Pharmaceuticals (0.3%)

400	IQVIA, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.13)(1)	(BB, Ba2)	06/01/32	6.250	411,913

Property & Casualty Insurance (1.2%)

1,850	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88)(1)	(B-, B3)	02/15/31	7.750	1,936,906

Rail (1.0%)

1,419	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	1,443,679

170	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.56)(1)	(B-, B3)	08/01/32	7.125	176,012

					1,619,691

Real Estate Investment Trusts (1.1%)

323	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/28 @ 100.00)(1)	(BB-, Ba3)	10/15/28	5.250	323,242

369	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ 100.00)(1)	(BB-, Ba3)	01/15/31	5.750	369,218

1,093	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,110,432

					1,802,892

Recreation & Travel (5.4%)

1,815	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 100.00)(1),(2)	(CCC-, Caa2)	11/15/27	6.625	1,774,509

1,314	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/10/25 @ 101.31)(1),(2)	(B+, B2)	08/15/29	5.250	1,293,136

2,307	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B1)	05/15/31	7.250	2,309,143

1,815	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 100.00)(1)	(BB+, B1)	11/01/27	4.875	1,794,768

1,318	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB-, Ba3)	05/15/32	6.500	1,363,977

					8,535,533

Restaurants (1.4%)

400	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	409,508

1,673	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	1,758,643

					2,168,151

Software - Services (8.2%)

434	AmeriTex HoldCo Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.81)(1)	(B, B2)	08/15/33	7.625	451,448

1,708	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 101.34)(1)	(NR, B1)	10/31/26	5.375	1,704,786

1,296	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 10/30/25 @ 104.50)(1)	(B-, Caa2)	09/30/29	9.000	1,341,754

900	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.31)(1)	(B, B2)	08/15/33	6.625	917,063

362	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(1)	(B-, B3)	12/15/31	9.500	374,933

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Software – Services (continued)
$ 2,150	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	$2,206,951

800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	834,128

567	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	524,892

800	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	826,067

2,070	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 10/30/25 @ 101.78)(1)	(B-, Caa1)	12/15/28	7.125	2,030,157

1,516	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25)(1)	(B, B1)	03/15/33	6.500	1,548,864

400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/10/25 @ 100.97)(1)	(B+, B1)	02/01/29	3.875	379,611

					13,140,654

Specialty Retail (2.6%)

331	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ 103.00)(1),(8)	(B+, Caa1)	07/15/33	10.000	357,894

1,919	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(8),(9)	(NR, Ca)	12/30/25	7.500	1,266,788

53	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(6),(7),(8)	(NR, Ca)	12/30/25	7.500	34,946

68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (6),(7)	(NR, NR)	12/31/25	0.000	44,296

1,550	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	1,640,331

763	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	730,135

					4,074,390

Steel Producers/Products (0.5%)

794	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 10/10/25 @ 101.56)(1)	(B, Caa1)	04/15/29	6.250	770,733

Support - Services (8.7%)

649	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.00)(1)	(BB, Ba2)	08/01/33	6.000	664,187

2,614	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.94)(1)	(B, B3)	02/15/31	7.875	2,743,513

715	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	701,541

1,000	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,013,935

1,431	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 101.13)(1)	(B-, B2)	05/01/28	4.500	1,389,136

345	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.50)(1)	(BB-, Ba3)	06/15/30	7.000	358,596

1,335	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.63)(1)	(BB-, Ba3)	06/15/33	7.250	1,394,655

1,737	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ 104.63)(1),(2)	(B, B1)	07/01/32	9.250	1,837,941

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/25 @ 101.21)(1)	(BB, Ba3)	06/15/28	7.250	506,926

400	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	412,326

330	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19)(1)	(BB, Ba3)	03/15/33	6.375	342,322

406	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31)(1)	(BB-, B2)	04/15/30	6.625	418,173

1,372	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	1,404,645

752	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/10/25 @ 102.50)(1)	(B, B3)	01/15/30	5.000	606,271

					13,794,167

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Tech Hardware & Equipment (0.8%)
$ 113	Amkor Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ 102.94)(1)	(BB, Ba3)	10/01/33	5.875	$114,289

1,150	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	1,182,174

					1,296,463

Telecom - Wireline Integrated & Services (2.6%)

1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 100.00)(1)	(CCC+, Caa2)	01/15/28	5.000	778,350

1,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, B3)	04/01/30	4.500	917,500

1,105	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 10/10/25 @ 101.81)(1)	(B-, B3)	10/15/30	3.875	970,293

105	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 10/10/25 @ 101.88)(1),(2)	(B-, B3)	04/15/31	4.000	90,543

200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	188,743

826	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	766,339

550	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	517,893

					4,229,661

Theaters & Entertainment (0.4%)

600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/25 @ 101.63)(1)	(BB, Ba1)	05/15/27	6.500	606,175

Transport Infrastructure/Services (0.8%)

200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(B+, Ba3)	06/01/31	7.125	209,483

400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(B+, Ba3)	02/01/32	7.125	420,995

694	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 10/10/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	708,476

					1,338,954

TOTAL CORPORATE BONDS (Cost $183,334,562)					184,956,782

BANK LOANS (18.1%)

Advertising (1.1%)

1,982	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(7),(10)	(B, B1)	12/31/31	8.413	1,828,720

Aerospace & Defense (0.5%)

891	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(10)	(CCC+, Caa2)	05/25/29	8.830	517,203

360	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(10)	(NR, NR)	02/01/29	12.048	217,119

					734,322

Auto Parts & Equipment (0.4%)

8	First Brands Group LLC(11)	(NR, NR)	09/26/26	0.000	8,215

166	First Brands Group LLC(3),(4),(7)	(NR, NR)	03/30/27	0.000	57,342

45	First Brands Group LLC (2021 Term Loan)(3),(4)	(CC, Ca)	03/30/27	0.000	16,273

625	First Brands Group LLC (2022 Incremental Term Loan)(3),(4)	(CC, Ca)	03/30/27	0.000	227,886

326	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(7),(9),(10)	(NR, NR)	08/28/26	10.438	289,889

					599,605

Automakers (0.2%)

314	Fastlane Parent Co., Inc., 3 mo. USD Term SOFR + 8.750%(10)	(CCC, Caa3)	02/04/27	13.013	309,031

Building Materials (0.6%)

415	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(10)	(B-, Caa1)	10/10/30	8.752	304,077

520	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(10)	(B-, B3)	08/01/28	9.775	501,158

177	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 3.250%(10)	(B, B3)	01/31/28	7.820	177,387

					982,622

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Chemicals (0.9%)
$ 339	Ascend Performance Materials Operations LLC, 1 mo. USD Term SOFR + 1.500%, 8.500% PIK(8),(9),(10)	(NR, NR)	10/23/25	14.272	$196,902

697	Ascend Performance Materials Operations LLC(3),(4)	(NR, NR)	08/27/26	0.000	11,103

703	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(10)	(CCC, Caa2)	12/29/27	8.013	590,823

300	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(7),(10)	(CCC+, Caa1)	04/21/29	10.579	258,128

715	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(10)	(CCC, Caa3)	10/16/28	9.914	107,271

1,177	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%, 0.075% PIK(8),(9),(10)	(CCC, Caa3)	10/16/28	10.664	176,614

72	SK Neptune Husky Finance SARL(3),(4),(9)	(NR, WR)	04/30/26	0.000	9,592

745	SK Neptune Husky Group SARL(3),(4),(9)	(NR, NR)	01/03/29	0.000	21,405

					1,371,838

Electronics (1.2%)

869	Escape Velocity Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(10)	(B, B3)	10/08/28	8.528	871,953

989	Idemia Group, 3 mo. USD Term SOFR + 4.250%(10)	(B, B2)	09/30/28	8.252	991,914

					1,863,867

Food - Wholesale (0.1%)

300	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(10)	(CCC-, Ca)	12/31/29	8.013	136,500

Gas Distribution (0.6%)

946	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%(10)	(B+, B2)	02/16/28	6.808	949,324

Health Facilities (0.3%)

288	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(9),(10)	(CCC+, Caa2)	09/30/27	11.602	146,641

210	Sonrava Health Holdings LLC(3),(4),(9)	(NR, B3)	05/18/28	0.000	201,482

866	Sonrava Health Holdings LLC, 5.500% PIK(3),(8),(9)	(NR, Caa3)	08/18/28	5.500	196,342

					544,465

Health Services (0.7%)

57	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(10)	(B, Caa1)	12/15/28	8.003	55,353

397	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(CCC, Ca)	12/15/28	8.250	342,713

25	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 5.250%(10)	(B, Caa1)	12/15/28	9.253	24,797

786	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(10)	(B-, B3)	12/15/27	8.752	789,377

					1,212,240

Hotels (0.2%)

129	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 1.500%, 6.000% PIK(8),(10)	(B-, Caa1)	03/11/30	11.765	129,022

144	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(10)	(B+, B2)	03/11/30	9.765	144,284

					273,306

Insurance Brokerage (0.1%)

213	Alera Group, Inc., 1 mo. USD Term SOFR + 5.500%(10)	(CCC+, Caa2)	05/30/33	9.663	220,013

Machinery (0.4%)

411	Madison IAQ LLC, 6 mo. USD Term SOFR + 3.250%(10)	(B, B1)	05/06/32	7.452	413,167

163	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%(10)	(B, B2)	08/23/32	6.635	162,708

					575,875

Media - Diversified (0.9%)

792	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(10)	(B-, B3)	12/29/28	7.913	719,214

216	Technicolor Creative Studios, 0.500% PIK(3),(5),(6),(7),(8)	(NR, NR)	08/06/33	0.500	0

669	X corp.	(NR, NR)	10/26/29	9.500	672,470

					1,391,684

Packaging (0.8%)

1,234	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	09/15/28	8.195 - 8.318	1,240,594

Personal & Household Products (0.8%)

1,268	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(10)	(NR, NR)	06/29/28	11.616	1,193,807

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Personal & Household Products (continued)

$138	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(7),(10)	(NR, NR)	06/29/28	11.940	$138,486

					1,332,293

Software - Services (5.2%)

552	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(10)	(B, B3)	08/02/29	9.602	531,841

282	Astra Acquisition Corp.(3),(4),(9)	(CCC+, Caa2)	02/25/28	0.000	65,021

834	Astra Acquisition Corp.(3),(4),(9)	(CC, C)	10/25/28	0.000	10,251

127	CommScope, Inc., 1 mo. USD Term SOFR + 4.750%(10)	(B-, B3)	12/17/29	8.913	128,247

1,320	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(10)	(B-, B3)	08/14/28	9.502	1,299,924

332	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(9),(10)	(CCC+, Caa2)	12/06/32	9.199	331,950

1,853	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(10)	(CCC+, Caa1)	02/01/29	8.708	1,561,051

471	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(10)	(B, B1)	02/01/29	10.308	487,991

373	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250%(10),(12)	(CCC+, B3)	06/02/28	9.218	466,058

1,150	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(10)	(B-, Caa1)	05/09/33	9.002	1,144,250

1,577	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	04/24/28	7.263	1,575,392

514	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(7),(10)	(CCC-, Caa2)	04/27/28	9.320	267,822

396	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(10)	(B-, B2)	02/10/31	6.810	396,054

					8,265,852

Steel Producers/Products (0.6%)

1,004	OPTA, Inc., 3 mo. USD Term SOFR + 6.750%(7),(9),(10)	(NR, NR)	11/09/28	11.211	983,442

Support - Services (2.0%)

219	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(10)	(CCC, Caa2)	06/04/29	10.778	218,862

826	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	06/02/28	7.778	827,122

350	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(10)	(CCC-, Caa2)	01/02/29	8.002	257,286

313	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(10)	(B, B2)	01/02/29	10.252	318,272

793	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(10)	(CCC, Caa2)	08/10/29	5.763	573,230

265	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(10)	(CCC-, Caa3)	08/10/29	5.763	80,974

537	PODS LLC, 1 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	03/31/28	7.278	527,425

400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(9),(10)	(CCC, Caa3)	11/02/28	13.070	362,332

					3,165,503

Tech Hardware & Equipment (0.0%)

128	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(10)	(CCC+, Caa2)	05/25/29	8.569	74,242

Telecom - Wireline Integrated & Services (0.5%)

970	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(10)	(NR, B3)	08/01/29	9.984	747,315

TOTAL BANK LOANS (Cost $34,045,375)					28,802,653

ASSET BACKED SECURITIES (6.5%)

Collateralized Debt Obligations (6.5%)

1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(10)	(NR, Ba3)	04/20/35	11.495	1,003,147

780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 3.400% (1),(5),(10)	(NR, NR)	10/22/38	0.000	919,101

780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000% (1),(5),(10)	(BBB-, NR)	01/22/38	6.995	918,108

500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba1)	04/27/39	6.659	437,629

1,500	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000% (1),(10)	(NR, NR)	10/15/38	7.283	1,520,364

750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(10)	(B, NR)	10/15/36	11.289	686,141

1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(10)	(BB-, NR)	01/17/33	10.934	966,539

1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(10)	(BB-, NR)	04/20/34	11.307	1,003,553

1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(10)	(NR, B1)	07/15/31	10.729	990,017

1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(10)	(B, NR)	10/20/34	11.697	977,769

1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(10)	(NR, Ba1)	01/22/35	10.344	1,002,339

TOTAL ASSET BACKED SECURITIES (Cost $10,417,051)					10,424,707

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

Shares		Value

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
38	Jason, Inc.(4)	$206,690

Chemicals (0.2%)
46,574	Proppants Holdings LLC(6),(7),(9)	931
10,028	Utex Industries	285,798

		286,729

Hotels (0.3%)
7,297	Aimbridge Acquisition Co., Inc.(4)	470,657

Personal & Household Products (0.1%)
22,719	Dream Well, Inc.(4)	186,296
22,719	Serta Simmons Bedding Equipment Co.(4),(6),(7)	0

		186,296

Pharmaceuticals (0.0%)
45,583	Akorn, Inc.(4)	1,367

Private Placement (0.0%)
69,511,940	Technicolor Creative Studios SA(4),(6),(7),(13)	0

Specialty Retail (0.0%)
69	Eagle Investments Holding Co. LLC, Class B(4),(6),(7)	1

Support - Services (0.0%)
800	LTR Holdings, Inc.(6),(7),(9)	1,185

TOTAL COMMON STOCKS (Cost $3,465,241)		1,152,925

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/08/2026(4),(6),(7),(9) (Cost $6,054)	0

SHORT-TERM INVESTMENTS (14.1%)
4,253,350	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.10%	4,253,350
18,176,370	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(14)	18,176,370

TOTAL SHORT-TERM INVESTMENTS (Cost $22,429,720)		22,429,720

TOTAL INVESTMENTS AT VALUE (155.4%) (Cost $253,698,003)		247,766,787

LIABILITIES IN EXCESS OF OTHER ASSETS (-55.4%)		(88,372,813)

NET ASSETS (100.0%)		$159,393,974

 INVESTMENT ABBREVIATIONS

 1 mo. = 1 month

 3 mo. = 3 month

 6 mo. = 6 month

 EURIBOR = Euro Interbank Offered Rate

 NR = Not Rated

 SARL = société à responsabilité limitée

 SOFR = Secured Overnight Financing Rate

 SONIA = Sterling Overnight Interbank Average Rate

 WR = Withdrawn Rating

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $192,446,071 or 120.7% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	Bond is currently in default.
(4)	Non-income producing security.
(5)	This security is denominated in Euro.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

September 30, 2025 (unaudited)

(6)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Directors.

(7)	Security is valued using significant unobservable inputs.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Illiquid security.
(10)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.
(11)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement.
(12)	This security is denominated in British Pound.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date		Current Value/Notional		Unrealized Appreciation
EUR	161,707	USD	189,333	10/07/25	Barclays Bank PLC	$189,334	$	190,064	$	730
EUR	238,652	USD	262,484	10/07/25	Deutsche Bank AG	262,484		280,502		18,018
EUR	43,210	USD	47,726	10/07/25	JPMorgan Chase	47,727		50,788		3,061
GBP	42,713	USD	55,873	10/07/25	Barclays Bank PLC	55,873		57,504		1,631
GBP	500,000	USD	664,030	10/07/25	JPMorgan Chase	664,029		673,145		9,116

Total Unrealized Appreciation									$	32,556

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date		Current Value/Notional		Unrealized Depreciation
GBP	27,400	USD	37,112	10/07/25	Morgan Stanley	$37,112	$	36,888	$	(224)
USD	43,511	EUR	41,017	10/07/25	Barclays Bank PLC	(43,511)		(48,210)		(4,699)
USD	201,026	EUR	179,923	10/07/25	Deutsche Bank AG	(201,027)		(211,475)		(10,448)
USD	49,169	EUR	42,780	10/07/25	JPMorgan Chase	(49,169)		(50,282)		(1,113)
USD	2,126,686	EUR	1,900,141	10/07/25	Morgan Stanley	(2,126,685)		(2,233,349)		(106,664)
USD	23,314	GBP	18,677	10/07/25	Deutsche Bank AG	(23,314)		(25,145)		(1,831)
USD	10,765	GBP	8,039	10/07/25	JPMorgan Chase	(10,765)		(10,823)		(58)
USD	1,165,011	GBP	891,397	10/07/25	Morgan Stanley	(1,165,011)		(1,200,079)		(35,068)

Total Unrealized Depreciation									$	(160,105)

Total Net Unrealized Appreciation/(Depreciation)									$	(127,549)

Currency Abbreviations:

EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets		Level 1		Level 2		Level 3		Total
Investments in Securities
Corporate Bonds	$	—	$	184,877,528	$	79,254	$	184,956,782
Bank Loans		—		24,978,824		3,823,829		28,802,653
Asset Backed Securities		—		10,424,707		—		10,424,707
Common Stocks		—		1,150,808		2,117		1,152,925
Warrants		—		—		0[1]		0
Short-term Investments		22,429,720		—		—		22,429,720

	$	22,429,720	$	221,431,867	$	3,905,200	$	247,766,787

Other Financial Instruments*
Forward Foreign Currency Contracts	$	—	$	32,556	$	—	$	32,556

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$	—	$	160,105	$	—	$	160,105

1	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2025 for which significant unobservable inputs were used in determining fair value.

		Corporate Bonds		Bank Loans		Common Stocks		Warrants		Total
Balance as of December 31, 2024	$	202,210	$	4,940,122	$	2,117	$	0	$	5,144,449
Accrued discounts (premiums)		-		51,418		-		-		51,418
Purchases		(22,921)		2,594,228		-		-		2,571,307
Sales		-		(2,191,361)		-		-		(2,191,361)
Realized gain (loss)		-		(122,251)		-		-		(122,251)
Change in unrealized appreciation (depreciation)		(100,035)		(59,518)		-		-		(159,553)
Transfers into Level 3		-		-		-		-		-
Transfers out of Level 3		-		(1,388,809)		-		-		(1,388,809)

Balance as of September 30, 2025	$	79,254	$	3,823,829	$	2,117	$	0	$	3,905,200

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$	(101,135)	$	(212,157)	$	-	$	-	$	(313,292)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class		Fair Value At September 30, 2025	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$	3,823,829	Vendor pricing	Single Broker Quote	$0.35 - $1.00 ($0.90)
		0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Corporate Bonds		79,254	Income Approach	Expected Remaining Distribution	0.00 - 0.66 (0.65)
Common Stocks		2,117	Income Approach	Expected Remaining Distribution	0.00 - 1.48 (0.84)
Warrant		0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2025, $0 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,388,809 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.